Leases liabilities	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Leases liabilities	Leases liabilities
The Company does not recognize a lease asset or liability for contracts with a term of less than 12 months and/or for non-material amounts. The weighted average discount rate in effect and used to calculate the present value of the provision for lease of the identified assets and, consequently, for the monthly appropriation of financial interest, was 20% per year, in accordance with the term of each lease contract and the economic policy of each country where the subsidiary is domiciled.
14.1.Right-of-use assets
Movement of the right of use:

Consolidated	December 31, 2023	Additions	Contracts terminated	Amortization	Initial Collection	Transfers	Non-cash transfer	Foreign currency translation adjustment	December 31, 2024
Rentals – Fleets a)	—	226,025	—	(13,378)	—	—	—	—	212,647
Leases of non-material value b)	88,737	167,102	(4,775)	(141,734)	—	319	—	24,358	134,007
	88,737	393,127	(4,775)	(155,112)	—	319	—	24,358	346,654

Consolidated	December 31, 2022	Additions	Contracts terminated	Amortization	Initial Collection	Transfers	Non-cash transfer	Foreign currency translation adjustment	December 31, 2023
Rentals - Fleets	—	—	—	—	—	—	—	—	—
Leases of non-material value	68,275	129,551	(5,532)	(59,218)	28	(29,269)	(11,161)	(3,937)	88,737
	68,275	129,551	(5,532)	(59,218)	28	(29,269)	(11,161)	(3,937)	88,737

a)    Arising from the renewal of the fleets of heavy vehicles, such as tractors, trucks, trailers and buses of the leasing company Addiante and of yellow line assets, consisting of machines such as backhoes, forklifts and tractors of the company CHG-Meridian, as mentioned in explanatory note 1.2, in Relevant Events.
b)    Refer mainly to properties (including administrative offices, regional offices, service bases, warehouses, training center) and fleets that are leased from third parties for conducting the business of the Company and its subsidiaries in various locations in the country. Since April 2020, the lease agreement with related parties for the properties in Nova Odessa/SP and the Company's headquarters in São Paulo/SP began, which follow market conditions.
14.2.Leases liabilities

	Consolidated
	December 31, 2024	December 31, 2023
Provision for Leases - Fleets	94,905	—
Provision for Leases of non-material value	325,631	62,484
Adjustment to present value	(116,439)	(5,004)
	304,097	57,480
Dismemberment:
Current liabilities	64,357	22,620
Non-current liabilities	239,740	34,860
	304,097	57,480
Movement of leases payable:

Consolidated	December 31, 2023	Additions	Appropriation of interest	Principal payments	Interest payments	Contracts terminated	Initial collection	Foreign currency translation adjustment	December 31, 2024
Leases - Fleets to be paid	—	226,025	12,668	(8,820)	(12,668)	—	—	—	217,205
Leases of non-material value payable	57,480	167,102	4,001	(152,911)	(3,675)	—	—	14,895	86,892
	57,480	393,127	16,669	(161,731)	(16,343)	—	—	14,895	304,097

Consolidated	December 31, 2022	Additions	Appropriation of interest	Principal payments	Interest payments	Contracts terminated	Initial collection	Foreign currency translation adjustment	December 31, 2023
Leases - Fleets to be paid	—	—	—	—	—	—	—	—	—
Leases of non-material value payable	47,059	129,551	3,434	(112,459)	(2,650)	(5,532)	35	(1,958)	57,480
	47,059	129,551	3,434	(112,459)	(2,650)	(5,532)	35	(1,958)	57,480
The amounts recognized in the income statement for the year ended December 31, 2024, and 2023 as lease expenses are shown below:

	Consolidated
	December 31, 2024	December 31, 2023
Variable payments	170	1,471
	170	1,471
The payment schedule for long-term lease installments payable is as follows:

Expiration year	December 31, 2024
2026	94,902
2027	88,365
2028	81,097
2029	50,753
Total Future Minimum Lease Payments	315,117
Adjustment to present value	(75,377)
Leases payable - non-current	239,740